GOODWILL - Summary of Goodwill (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
GOODWILL.
Balance beginning	¥ 148,657,971	$ 20,938,037
Goodwill impaired	¥ (148,657,971)	$ (20,938,037)	¥ 0
Balance ending			¥ 148,657,971